NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	October 29, 2020

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust – Altegris Futures Evolution Strategy Fund

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Donoghue Forlines Tactical Income Fund

Donoghue Forlines Dividend Fund

Donoghue Forlines Momentum Fund

Donoghue Forlines Tactical Allocation Fund

Donoghue Forlines Floating Rate Fund

Donoghue Forlines Dividend Mid-Cap Fund

PSI Strategic Growth Fund

PSI Tactical Growth Fund

Post-Effective Amendment No. 1308,1309,1310,1311 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Futures Evolution Strategy Fund, Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Aggressive Growth Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Floating Rate Fund, Donoghue Forlines Dividend Mid-Cap Fund, PSI Strategic Growth Fund, and PSI Tactical Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

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Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris Futures Evolution Strategy Fund	1311	0001580642-20-003855	October 27, 2020
Ladenburg Income Fund	1308	0001580642-20-003802	October 23, 2020
Ladenburg Income & Growth Fund	1308	0001580642-20-003802	October 23, 2020
Ladenburg Growth & Income Fund	1308	0001580642-20-003802	October 23, 2020
Ladenburg Growth Fund	1308	0001580642-20-003802	October 23, 2020
Ladenburg Aggressive Growth Fund	1308	0001580642-20-003802	October 23, 2020
Donoghue Forlines Tactical Income Fund	1309	0001580642-20-003811	October 26, 2020
Donoghue Forlines Dividend Fund	1309	0001580642-20-003811	October 26, 2020
Donoghue Forlines Momentum Fund	1309	0001580642-20-003811	October 26, 2020
Donoghue Forlines Tactical Allocation Fund	1309	0001580642-20-003811	October 26, 2020
Donoghue Forlines Floating Rate Fund	1309	0001580642-20-003811	October 26, 2020
Donoghue Forlines Dividend Mid-Cap Fund	1309	0001580642-20-003811	October 26, 2020
PSI Strategic Growth Fund	1310	0001580642-20-003813	October 26, 2020
PSI Tactical Growth Fund	1310	0001580642-20-003813	October 26, 2020

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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